Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Cash-settled share-based compensation	$ 25.5	$ 23.0
Deferred non-corporate tax liabilities	13.2	0.0
Interest rate swap	6.9	1.5
Other	8.2	3.6
Other liabilities	53.8	28.1
Less current portion	14.3	12.1
Long-term portion	$ 39.5	$ 16.0